Goldman Sachs Corporate Bond ETF Expense Example - Goldman Sachs Corporate Bond ETF - Goldman Sachs Corporate Bond ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 95